CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 164,174	$ 23,976	¥ 252,758	¥ 248,903
Other comprehensive income, net of tax
Foreign currency translation adjustment	106,387	15,537	3,247	112,264
Other comprehensive income	106,387	15,537	3,247	112,264
Comprehensive income	270,561	39,513	256,005	361,167
Less: comprehensive income attributable to non-controlling interests	3,140	458	11,721	1,934
Comprehensive income attributable to ordinary shareholders	¥ 267,421	$ 39,055	¥ 244,284	¥ 359,233